Intangible assets - Other intangible assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Intangible assets - Other intangible assets
Balance at	R$ 1,837,787	R$ 1,881,803	R$ 1,480,943
Losses from non-recovery (Impairment) - IT Member
Intangible assets - Other intangible assets
Balance at	(1,298,671)	(993,002)	(1,003,500)		R$ (285,834)
Impact on net profit	(306,110)	(5,838)	(679,254)	[1]
Write-off	441		(38,412)
Transfers		16,336
Accumulated amortization Member
Intangible assets - Other intangible assets
Balance at	(3,845,197)	(3,398,137)	(3,115,773)		(2,697,805)
Additions	(471,280)	(328,051)	(460,311)
Additions resulting mergers		(249)	(115)
Write-off	6,354	10,343	10,169
Change in the scope of consolidation		(1)
Transfers	17,866	35,594	32,289
Cost Member
Intangible assets - Other intangible assets
Balance at	6,981,655	6,272,942	5,600,216		4,933,942
Additions	836,483	670,885	611,289
Additions resulting mergers	(132,403)	339	760
Write-off		(10,652)	(11,282)
Change in the scope of consolidation		4
Transfers	4,633	12,150	65,507
IT developments
Intangible assets - Other intangible assets
Balance at	1,734,866	1,768,251	1,358,704
IT developments | Losses from non-recovery (Impairment) - IT Member
Intangible assets - Other intangible assets
Balance at	(1,283,380)	(977,711)	(994,802)		(285,834)
Impact on net profit	(306,110)	898	(670,556)	[1]
Write-off	441		(38,412)
Transfers		16,193
IT developments | Accumulated amortization Member
Intangible assets - Other intangible assets
Balance at	(3,552,435)	(3,120,982)	(2,848,994)		(2,464,273)
Additions	(449,709)	(304,046)	(413,450)
Additions resulting mergers		(249)	(115)
Write-off	854	141	10,169
Change in the scope of consolidation		(1)
Transfers	17,402	32,167	18,675
IT developments | Cost Member
Intangible assets - Other intangible assets
Balance at	6,570,681	5,866,944	5,202,500		4,577,074
Additions	824,411	652,490	607,642
Additions resulting mergers		250	759
Write-off	(125,307)	(450)	(11,282)
Change in the scope of consolidation		4
Transfers	4,633	12,150	28,307
Other assets
Intangible assets - Other intangible assets
Balance at	102,921	113,552	122,239
Other assets | Losses from non-recovery (Impairment) - IT Member
Intangible assets - Other intangible assets
Balance at	(15,291)	(15,291)	(8,698)
Impact on net profit	0	(6,736)	(8,698)	[1]
Write-off	0		0
Transfers	0	143
Other assets | Accumulated amortization Member
Intangible assets - Other intangible assets
Balance at	(292,762)	(277,155)	(266,779)		(233,532)
Additions	(21,571)	(24,005)	(20,919)
Write-off	5,500	10,202	316
Transfers	464	3,427
Other assets | Cost Member
Intangible assets - Other intangible assets
Balance at	410,974	405,998	397,716		R$ 356,868
Additions	12,072	18,395	3,647
Additions resulting mergers		89	1
Write-off	(7,096)	R$ (10,202)
Transfers	R$ 0		R$ 372

[1]	In 2015, includes impairment loss of assets in the acquisition and development of software in the amount of R$674,780. The loss in the acquisition and development of software was recorded due to obsolescence function and disruption of these systems.